CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, allowance for doubtful receivables	$ 1,507	$ 1,478
Accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company	6,557	3,904
Deferred revenue	27,191	33,037
Accrued liabilities and other current liabilities of the	$ 16,348	$ 16,129
Treasury stock, shares	1,363,860	2,123,382
VIE
Accounts payable of the consolidated variable interest entity ("VIE") and its subsidiary without recourse to the Company	$ 45	$ 29
Deferred revenue	1,300	5,986
Accrued liabilities and other current liabilities of the	$ 1,776	$ 804
Ordinary Shares - Class A
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	23,166,092	21,238,825
Ordinary shares, shares outstanding	23,166,092	21,238,825
Ordinary Shares - Class B
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	4,820,608	4,820,608
Ordinary shares, shares outstanding	4,820,608	4,820,608